DEFERRED REVENUE	12 Months Ended
Dec. 31, 2019
Deferred Revenue [Abstract]
DEFERRED REVENUE
NOTE 5:-	DEFERRED REVENUE

Deferred revenue as of December 31, 2019 and 2018 was $7,972 and $8,658, respectively, and primarily relates to revenue that is recognized over time for service contracts. The changes in balance of deferred revenues are related to the satisfaction or partial satisfaction of these contracts. Approximately $6,785 of the December 31, 2018 balance was recognized as revenue during the year ended December 31, 2019.

The balance of deferred revenues approximates the aggregate amount of the billed and collected amount allocated to the unsatisfied performance obligations at the end of reporting period.

All of the Company’s performance obligations in contracts with customers, other than large scale governmental projects (expected to be recognized over periods of approximately 13-15 years), principally relate to contracts with a duration of less than one year, as such, the Company is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.